DEBT AND CREDIT AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Credit Facilities
As at December 31, 2024, Hydro One’s Operating Credit Facilities consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Revolving standby credit facilities[1]	June 2029	3,050	—
1 On June 1, 2024, Hydro One increased the committed amount under the Operating Credit Facilities by $750 million and the maturity dates were extended from June 2028 to June 2029.

Summary of Outstanding Long-Term Debt
The following table presents long-term debt outstanding as at December 31, 2024 and 2023:

As at December 31 (millions of dollars)	2024	2023
2.54% Series 42 notes due 2024	—	700
1.76% Series 45 notes due 2025	400	400
2.97% Series 40 notes due 2025	350	350
5.54% Series 57 notes due 2025	400	400
2.77% Series 35 notes due 2026	500	500
Floating-rate Series 56 notes due 2026[1]	425	425
4.91% Series 52 notes due 2028	750	750
3.02% Series 43 notes due 2029	550	550
3.93% Series 53 notes due 2029	550	300
2.16% Series 46 notes due 2030	400	400
7.35% Debentures due 2030	400	400
1.69% Series 49 notes due 2031	400	400
2.23% Series 50 notes due 2031	450	450
6.93% Series 2 notes due 2032	500	500
4.16% Series 54 notes due 2033	450	450
6.35% Series 4 notes due 2034	385	385
4.39% Series 59 notes due 2034	550	—
4.25% Series 60 notes due 2035	1,075	—
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
2.71% Series 47 notes due 2050	500	500
3.64% Series 44 notes due 2050	250	250
3.10% Series 51 notes due 2051	450	450
4.00% Series 24 notes due 2051	225	225
4.46% Series 55 notes due 2053	675	300
4.85% Series 58 notes due 2054	1,000	500
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One long-term debt	17,070	15,020

Add: Net unamortized debt premiums	41	12
Add: Realized mark-to-market gain[2]	3	6
Less: Unamortized deferred debt issuance costs	(59)	(52)
Total long-term debt	17,055	14,986
[1] The interest rates of the floating-rate notes are referenced to the daily compounded Canadian overnight repo rate average, plus a margin.
2 In October 2023, Hydro One entered into a $400 million fixed-to-floating interest-rate swap agreement to convert the $400 million Medium Term Note (MTN) Series 57 notes maturing October 20, 2025, into a variable rate debt. This swap was accounted for as a fair value hedge. In December 2023, this swap was terminated with a payment received of $6 million on settlement, which is being amortized over the term of the related note.
As at December 31, 2024, long-term debt of $17,070 million (2023 - $15,020 million) was outstanding, the majority of which was issued under Hydro One’s MTN Program. In June 2022, Hydro One filed a short form base shelf prospectus in connection with its MTN Program, which had a maximum authorized principal amount of $4,000 million and expired in July 2024. In February 2024, Hydro One filed a short form base shelf prospectus in connection with its MTN Program, which expires in March 2026. Upon issuance of the short form base shelf prospectus in February 2024, the Company does not qualify for the distribution of any additional notes under the previous MTN Program prospectus that was filed in June 2022.
In 2024, Hydro One issued long-term debt totalling $2,750 million (2023 - $2,375 million) and repaid long-term debt of $700 million (2023 - $600 million) under the MTN Program.

Summary of Long-Term Debt
The total long-term debt is presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2024	2023
Current liabilities:
Long-term debt payable within one year	1,150	700
Long-term liabilities:
Long-term debt	15,905	14,286
Total long-term debt	17,055	14,986

Summary of Principal Repayments and Related Weighted Average Interest Rates
As at December 31, 2024, future principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted-Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	1,150	717	3.4
Year 2	925	676	3.6
Year 3	—	655	—
Year 4	750	637	4.9
Year 5	1,100	610	3.5
	3,925	3,295	3.8
Years 6-10	3,535	2,537	4.4
Thereafter	9,610	4,579	4.4
	17,070	10,411	4.3